SSgA FUNDS
SUPPLEMENT DATED NOVEMBER 19, 2010
TO
PROSPECTUS DATED DECEMBER 29, 2009
(AS SUPPLEMENTED THROUGH OCTOBER 20, 2010)
SSgA INTERNATIONAL STOCK SELECTION FUND
(TICKER SYMBOL: SSAIX)
Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA International Stock Selection Fund on page 45 is amended as follows:
Didier Rosenfeld and Stuart Hall, CFA, serve as portfolio managers of the fund. They have managed the fund since 2008 and 2010, respectively.
Information regarding Guarav Malik under the heading “Fund Management,” sub-heading “Portfolio Management” on page 86 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience

SSgA International Stock Selection Fund	Stuart Hall, CFA	Investment professional for 10 years, the last 6 years with SSgA FM or its affiliates.
The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED NOVEMBER 19, 2010
TO
PROSPECTUS DATED DECEMBER 29, 2009
(AS SUPPLEMENTED OCTOBER 20, 2010)
SSgA INTERNATIONAL STOCK SELECTION FUND
(TICKER SYMBOL: SSARX)
Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA International Stock Selection Fund on page 10 is amended as follows:
Didier Rosenfeld and Stuart Hall, CFA, serve as portfolio managers of the fund. They have managed the fund since 2008 and 2010, respectively.
Information with regard to Guarav Malik under the heading “Fund Management,” sub-heading “Portfolio Management” on page 33 is replaced with the following:

SSgA Fund	Portfolio Manager(s)	Experience

SSgA International Stock Selection Fund	Stuart Hall, CFA	Investment professional for 10 years, the last 6 years with SSgA FM or its affiliates.
The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED NOVEMBER 19, 2010
TO THE SSgA FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 29, 2009
SSgA INTERNATIONAL STOCK SELECTION FUND
Shareholders are hereby notified that the information regarding the portfolio managers of the above fund contained in the Statement of Additional Information section entitled “Investment Advisory and Other Services,” under the sub-heading “Portfolio Managers” is hereby revised on page 27 to delete the name of Guarav Malik, and include the following additional information:

Other Accounts Managed as of August 31, 2010
	Number of	Assets	Number of	Assets		Assets
	Registered	Under	Pooled	Under		Under
Portfolio	Investment	Management	Investment	Management	Other Types	Management	Asset Total
Managers	Companies	(in billions)	Vehicles	(in billions)	of Accounts	(in billions)	(in billions)
SSgA International Stock Selection Fund
Stuart Hall	0	0	5	$0.54	25 **	$2.33 **	$2.87

*	Includes account with performance based fees of $0.44 billion

**	Includes accounts with performance based fees of $0.38 billion
The remainder of the section remains unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE